Property and equipment (Tables)	12 Months Ended
Jan. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2023	January 31, 2022
Geology equipment (3 to 7 years)	$89,420	$315,052
Vehicles and transportation equipment (5 years)	37,592	48,592
Office furniture and equipment (3 to 7 years)	2,140	71,584
	129,152	435,228
Less: accumulated depreciation	(107,264)	(407,506)
	$21,888	$27,722